Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Lifetime Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19254
Entity Tax Identification Number	11-2682486
Entity Address, Address Line One	1000 Stewart Avenue
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	516
Local Phone Number	683-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	LCUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000874396
Amendment Flag	false